Investment securities	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Investment securities
7.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2020	October 31 2019
Debt investment securities measured at FVOCI	$54,292	$58,157
Debt investment securities measured at amortized cost	20,739	21,845
Equity investment securities designated at FVOCI	1,481	1,561
Investment securities measured at FVTPL	1,491	796
Total investment securities	$78,003	$82,359
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,084	$252	$4	$10,332
Canadian provincial and municipal debt	2,728	47	2	2,773
U.S. treasury and other U.S. agency debt	18,543	434	3	18,974
Other foreign government debt	20,712	110	11	20,811
Other debt	1,374	28	–	1,402
Total	$53,441	$871	$20	$54,292

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,176	$216	$11	$12,381
Canadian provincial and municipal debt	3,203	42	4	3,241
U.S. treasury and other U.S. agency debt	19,527	384	22	19,889
Other foreign government debt	20,543	87	19	20,611
Other debt	2,012	24	1	2,035
Total	$57,461	$753	$57	$58,157
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2020		October 31, 2019
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$7,286	$7,276	$7,575	$7,580
U.S. treasury and other U.S. agency debt	8,738	8,599	9,419	9,279
Other foreign government debt	2,003	1,992	1,979	1,970
Corporate debt	2,885	2,872	3,027	3,016
Total	$20,912	$20,739	$22,000	$21,845
(1)	Balances are net of impairment allowances of nil (October 31, 2019–nil).

(c) Equity investment securities designated as at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these instruments are held for strategic purposes.

As at January 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$20	$–	$4	$16
Common shares	1,255	228	18	1,465
Total	$1,275	$228	$22	$1,481

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$146	$–	$53	$93
Common shares	1,262	223	17	1,468
Total	$1,408	$223	$70	$1,561
Dividend income earned on equity securities designated at FVOCI of $17 million for the quarter ended January 31, 2020 (October 31, 2019–$14 million; January 31, 2019 – $10 million) has been recognized in interest income.
During the quarter ended January 31, 2020, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $342 million (October 31, 2019–$63 million; January 31, 2019 – $106 million) and this has resulted in a loss of $20 million (October 31, 2019–$18 million gain; January 31, 2019 – $2 million gain). During the quarter, the Bank has transferred realized gains of $30 million related to equity securities held in the divested entity from AOCI to retained earnings.